Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of straight-line method over their estimated useful lives
Category	Estimated useful lives	Residual value
Buildings	10 years to 50 years	5%
Electronic devices and other general equipment	2 years to 5 years	0%,5%
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets	0%

Schedule of Percentage of the Group’s accounts payable
	As of December 31,
	2021		2022
Percentage of the Group’s accounts receivable	Amount	%	Amount	%
Customer A	-	-	128,437	29.8%
Customer B	-	-	128,154	29.7%
Customer C	-	-	87,401	20.3%

Schedule of Percentage of the Group’s accounts payable
	As of December 31,
	2021		2022
Percentage of the Group’s accounts payable	Amount	%	Amount	%
Supplier A	-	-	672,725	23.0%
Supplier B	-	-	581,477	19.9%
Supplier C	-	-	399,956	13.7%